Offerings	Dec. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	6,694,935
Proposed Maximum Offering Price per Unit	1.0225
Maximum Aggregate Offering Price	$ 6,845,571.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 945.37
Offering Note	This Amendment No. 1 registers an additional 6,694,935 shares of common stock for resale by the selling stockholders. The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(a) and 457(c) under the Securities Act and is based on the average of the high and low prices of the registrant's common stock as reported on January 15, 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	2,541,206
Proposed Maximum Offering Price per Unit	1.6750
Maximum Aggregate Offering Price	$ 4,256,520.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 587.83
Offering Note	The registrant previously paid a filing fee of $ 587.83 in connection with the initial filing of this Registration Statement on December 22, 2025. The proposed maximum offering price per share was estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(a) and 457(c) under the Securities Act and was based on the average of the high and low prices of the registrant's common stock as reported on December 19, 2025. The filing fee previously paid is credited against the total filing fee due for the Registration Statement in accordance with Rule 457(b) under the Securities Act.